BORROWINGS (Tables)	12 Months Ended
Sep. 30, 2015
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
	September 30,
	2014	2015
	RMB	RMB

Short-term borrowings	225,000	220,000

Current portion of long-term borrowings	33,805	24,000

Long-term borrowings	31,023	40,972